Stock Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation expense		$ 19,688	$ 99,972
Stock options granted to consultants			380,000
Unexercised stock options from consultants forfeited	(965,000)	(295,000)	(320,000)
Consultant
Compensation expense		$ 30,970	$ 28,657
Stock options granted to consultants			380,000
Unexercised stock options from consultants forfeited		295,000	320,000